Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

On January 18, 2023, Sunrise Guizhou entered a credit facility agreement with Post Savings Bank of China (“Post Bank”) to obtain revolving fund up to RMB 30,000,000, approximately $4,307,498, for a term from January 19, 2023 to January 18, 2031. This credit loan was guaranteed by Mr. Haiping Hu, CEO and Chairman of the Board of Director, and Zhuhai Zibo. The Company also needed to mortgage its plants, property and equipment to Post Bank.

On February 7, 2023, Sunrise Guizhou entered a two-year debt financing arrangement with Zhongguancun Science and Technology Leasing Co., Ltd. to obtain a loan of RMB 20,000,000, approximately $2,871,665, for a term from February 7, 2023 to February 7, 2025 with five-year loan prime rate plus 2.6%. This debt financing arrangement was guaranteed by Mr. Haiping Hu, CEO and Chairman of the Board of Director, and Zhuhai Zibo. The Company also pledged its account receivable amounted to RMB 20,000,000, approximately $2,871,665 of its customer. The Company is required to make quarterly interest and principal payments.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through May 16, 2023, the date that the audited consolidated financial statements were available to be issued.